Business Combination - Schedule of Final Purchase Price Allocation at Fair Value (Details) - USD ($)	Sep. 30, 2018	Jan. 11, 2017
Business Combinations [Abstract]
Cash		$ 85,742
Accounts receivable, net		89,650
Inventory		154,943
Prepaid expenses and other current assets		243,107
Property and equipment, net		11,578
Intangibles asset, net		320,000
Goodwill	$ 16,999	16,999
Accrued expenses and other payables		(15,216)
Advance from customers		(240,139)
Income tax payable		(13,864)
Deferred tax liability		(52,800)
Total		$ 600,000